SCHEDULE OF PROVISIONS (Details) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Expected annual discount rate	6.50%	4.86%
Expected annual salary rate increase	3.75%	3.75%
Minimum wage increase rate	5.31%	5.31%
Post-employment medical defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Expected annual discount rate	6.22%	4.73%
Undiscounted amount of obligations	$ 2,075
Post-employment medical defined benefit plans [member] | Platosa Mine [Member]
IfrsStatementLineItems [Line Items]
Undiscounted amount of obligations	1,087
Post-employment medical defined benefit plans [member] | Miguel Auza [Member]
IfrsStatementLineItems [Line Items]
Undiscounted amount of obligations	$ 988